SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		12/31/09

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$28,214

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                              SECURITIES AND EXCHANGE COMMISSION FORM 13
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 12/31/09
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	195	4221	SH	X				4221
AT&T Inc	00206R102	418	14930	SH	X				14930
AT&T Inc	00206R102	42	1486	SH		X	X		1486
AT&T Inc	00206R102	3	119	SH		X	X				119
Abbott Labs Com	002824100	394	7297	SH	X				7297
Abraxas Pete Corp	003830106	66	34500	SH	X				34500
Alliant Energy Corp	018802108	66	2188	SH	X				2188
Altria Group Inc	02209S103	58	2958	SH	X				2958
American Elec Pwr Inc Com	025537101	37	1060	SH	X				1060
"Amgen, Inc"	031162100	60	1053	SH	X				1053
Anadarko Petroleum Corporation	032511107	67	1070	SH	X				1070
Apache Corp	037411105	136	1315	SH	X				1315
Applied Matls Inc Com	038222105	39	2768	SH	X				2768
Atwood Oceanics Inc	050095108	516	14390	SH	X				14390
Automatic Data Processing Inc	053015103	128	2985	SH	X				2985
BP Amoco PLC ADR	055622104	227	3914	SH	X				3914
BP Amoco PLC ADR	055622104	19	328	SH	 	X	X		328
Bank of New York Mellon Corp 	064058100	57	2047	SH	X				2047
Baxter International Inc	071813109	12	200	SH	X				200
Baxter International Inc	071813109	59	1000	SH		X	X				1000
Bemis Co	081437105	29	964	SH	X				964
Berkshire Hathaway Inc Del Cl B	084670207	325	99	SH	X				99
Berkshire Hathaway Inc Del Cl B	084670207	82	25	SH	 	X	X		25
Best Buy Inc	086516101	70	1765	SH	X				1765
Blackrock Preferred Opportunity Trust	09249V103	106	10335	SH	X				10335
Blackrock Preferred Opportunity Trust	09249V103	12	1200	SH	X	 	 		1200
Blackrock Dividend Achievers	09250N107	43	4540	SH	X				4540
Boeing Co	097023105	22	400	SH	X				400
Bristol Myers Squibb Co 	110122108	11	425	SH	X				425
Buckeye Partners L P 	118230101	82	1500	SH	X				1500
Burlington Northern Santa Fe	12189T104	224	2268	SH	X				2268
Cas Medical Systems Inc	124769209	4	2000	SH	X				2000
CVS Caremark Corp	126650100	290	8998	SH	X				8998
Caterpillar Inc	149123101	61	1065	SH	X				1065
Caterpillar Inc	149123101	66	1160	SH		X	X				1160
Cedar Fair LP Depositary Unit	150185106	23	2000	SH	X				2000
CenturyTel Inc	156700106	36	1000	SH	X				1000
Chevron	166764100	940	12213	SH	X				12213
Chevron	166764100	335	4353	SH	 	X	X		4353
Chubb Corp 	171232101	14	285	SH	X				285
Cisco Systems Inc	17275R102	266	11102	SH	X				11102
Cintas Corp	172908105	4	152	SH	X				152
Citigroup Inc	172967101	36	10858	SH	X				10858
Clorox of California	189054109	12	200	SH	X				200
Coca-Cola Company	191216100	14	244	SH	X				244
Colgate Palmolive Co	194162103	99	1204	SH	X				1204
Conagra Inc 	205887102	16	700	SH	X				700
Conocophillips	20825C104	369	7226	SH	X				7226
Consolidated Edison Inc 	209115104	59	1300	SH	X				1300
Daktronics Inc	234264109	6	587	SH	X				587
Daktronics Inc	234264109	7	800	SH		X	X		800
Deere & Co	244199105	22	400	SH	X				400
Developers Diversified Realty Corp	251591103	2	208	SH	X				208
Diamonds Trust Series I	252787106	73	705	SH	 	X	X		 		705
Walt Disney Productions	254687106	113	3500	SH	X				3500
Walt Disney Productions	254687106	7	223	SH		X	X		223
Dominion Res Inc VA New Com	25746U109	42	1080	SH	X				1080
Dow Chemical  Co	260543103	474	17145	SH	X				17145
Duke Energy Corporation 	26441C105	35	2028	SH	X				2028
Edison International	281020107	10	300	SH	X				300
Edwards Lifesciences Corp 	28176E108	9	100	SH	 	X	X		 		100
El Paso Pipeline Partners LP	283702108	52	2000	SH	X				2000
Emerson Electric Co 	291011104	240	5640	SH	X				5640
Emerson Electric Co 	291011104	17	400	SH		X	X		400
Emerson Electric Co 	291011104	77	1800	SH		X	X				1800
Enbridge Inc	29250N105	65	1400	SH	X				1400
Energy Transfer Partners LP 	29273R109	67	1500	SH	X				1500
Enterprise Products Partners LP	293792107	75	2400	SH	X				2400
Equifax Inc 	294429105	48	1540	SH	X				1540
Exelon Corp Com	30161N101	18	370	SH	 	X	X		370
Exxon Mobil Corp 	30231G102	1246	18280	SH	X				18280
Exxon Mobil Corp 	30231G102	92	1345	SH		X	X				1345
FPL Group Inc	302571104	123	2325	SH	X				2325
General Dynamics Corp	369550108	63	930	SH	X				930
General Electric Co 	369604103	447	29523	SH	X				29523
General Electric Co 	369604103	71	4700	SH	X				4700
General Electric Co 	369604103	95	6325	SH		X	X		 		6325
General Mills Inc 	370334104	7	100	SH	X				100
Glaxosmithkline PLC-ADR	37733W105	19	450	SH	X				450
Goldman Sachs Group Inc 	38141G104	61	360	SH	x				360
Great Plains Energy Inc Com	391164100	25	1300	SH	X				1300
Halliburton Co 	406216101	270	8984	SH	X				8984
Harley Davidson Inc	412822108	21	825	SH	 	X	X		 		825
Heinz H J Co 	423074103	21	500	SH	X				500
Hewlett-Packard Inc 	428236103	54	1045	SH	X				1045
Hewlett-Packard Inc 	428236103	62	1200	SH	 	X	X				1200
Hologic Inc	436440101	15	1000	SH	X				1000
Home Depot Inc	437076102	169	5849	SH	X				5849
Honda Motor Co Limited	438128308	32	940	SH	 	X 	X		 		940
Honeywell International Inc 	438516106	12	305	SH	X				305
Hormel Foods Corporation	440452100	52	1350	SH		X	X		1350
Hormel Foods Corporation	440452100	58	1500	SH		X	X		1500
Hospira Inc	441060100	18	356	SH	X				356
ITT Industries Inc	450911102	52	1044	SH	X				1044
Illinois Tool Works Inc	452308109	90	1875	SH	X				1875
Intel Corp	458140100	142	6970	SH	X				6970
International Business Machines 	459200101	411	3138	SH	X				3138
International Business Machines 	459200101	76	582	SH	X				582
International Business Machines 	459200101	114	875	SH		X	X		 		875
IShares DJ Select Dividend	464287168	34	785	SH	X				785
IShares MSCI Emerging Markets	464287234	55	1334	SH	X				1334
IShares Natural Resources	464287374	96	2789	SH	X				2789
IShares Msci Eafe Index Fund	464287465	122	2208	SH	X				2208
IShares Russell Midcap Value Exchange-Traded Fund	464287473	67	1801	SH	X				1801
IShares Russell MidCap Growth	464287481	75	1652	SH	X				1652
IShares Russell MidCap Index	464287499	195	2369	SH	X				2369
IShares Russell 1000 Value	464287598	15	266	SH	X				266
IShares Russell 1000 Value	464287598	3	49	SH	 	X	X		49
IShares Russell 1000 Growth Index Fund	464287614	2753	55226	SH	X				55226
IShares Russell 1000 Growth Index Fund	464287614	103	2070	SH		X	X		2070
I Shares S&P Small Cap 600	464287804	73	1335	SH	X				1335
I Shares S&P Small Cap 600	464287804	11	203	SH		X	X		203
IShares Silver Trust	46428Q109	5	295	SH	X				295
IShares S&P GSCI Commodity I	46428R107	137	4304	SH	X				4304
J P Morgan Chase & Co Com	46625H100	121	2894	SH	X				2894
Johnson & Johnson 	478160104	301	4667	SH	X				4667
Johnson & Johnson 	478160104	12	200	SH	X				200
Johnson & Johnson 	478160104	54	835	SH		X	X				835
Kellogg Co 	487836108	54	1010	SH	X				1010
Kimberly-Clark Corp	494368103	124	1941	SH	X				1941
Kinder Morgan Energy Partners L P Ut Ltd Pt Int	494550106	179	2933	SH	X				2933
Kraft Foods Inc	50075N104	2	69	SH	X				69
Eli Lilly & Co 	532457108	3	88	SH	X				88
Lockheed Martin Corp	539830109	18	240	SH	 	X	X		 		240
Lowes Companies Inc	548661107	6	248	SH	X				248
MDU Res Group Inc 	552690109	24	1012	SH	X				1012
Magellan Midstream Partnres	559080106	43	1000	SH	X				1000
Marathon Oil Corp	565849106	6	200	SH	X				200
Mattel Inc	577081102	94	4720	SH	X				4720
McDonalds Corp 	580135101	170	2721	SH	X				2721
Medco Health Solutions Inc 	58405U102	2	24	SH	X				24
Medtronic Inc 	585055106	154	3491	SH	X				3491
Microsoft Corp 	594918104	271	8907	SH	X				8907
Microchip Technology Inc	595017104	32	1100	SH	X				1100
Midcap SPDR Trust Series 1	595635103	274	2076	SH	X				2076
Midcap SPDR Trust Series 1	595635103	190	1445	SH		X	X		1445
Morgan Stanley	617446448	55	1870	SH	X				1870
Motorola Inc 	620076109	20	2550	SH	X				2550
National Fuel Gas Company	636180101	294	5875	SH	X				5875
National Grid PLC	636274300	19	345	SH	X				345
Nike	654106103	66	1000	SH	X				1000
Nokia Corp Sponsored ADR	654902204	22	1700	SH	X				1700
ONEOK Partners LP	68268N103	12	200	SH	X				200
Oracle Corp	68389X105	186	7570	SH	X				7570
Oracle Corp	68389X105	49	2000	SH		X	X				2000
PNC Financial Services Group Inc	693475105	5	100	SH	X				100
PPG Industries Inc	693506107	5	79	SH	X				79
PPG Industries Inc	693506107	186	3175	SH	 	X	X		3175
Pepsico Inc	713448108	358	5891	SH	X				5891
Pepsico Inc	713448108	12	200	SH		X	X		200
Pepsico Inc	713448108	228	3739	SH		X	X		 		3739
Petrochina Co LTD	71646E100	70	590	SH	X				590
Pfizer Inc 	717081103	86	4700	SH 	X				4700
Philip Morris Intl	718172109	176	3658	SH	X				3658
Powershares QQQ Trust	73935A104	7	160	SH	X				160
Procter & Gamble Co	742718109	1168	19267	SH	X				19267
Procter & Gamble Co	742718109	216	3555	SH		X	X		3555
Provident Energy Trust	74386K104	20	3000	SH	X				3000
Prudential Financial Inc 	744320102	11	230	SH	X				230
Qualcomm Inc 	747525103	308	6659	SH	X				6659
Raven Industries Inc	754212108	471	14848	SH	X				14848
Raven Industries Inc	754212108	62	1965	SH		X	X		1965
Royal Dutch Shell ADR 	780259107	13	225	SH	X				225
Royal Dutch Shell PLC ADR	780259206	114	1900	SH	X				1900
Rydex Russell Top 50 ETF	78355W205	182	2179	SH	X				2179
SLM Corp	78442P106	1	100	SH		X	X				100
Standard & Poors Dep Rec Amex Index	78462F103	136	1221	SH	X				1221
Standard & Poors Dep Rec Amex Index	78462F103	124	1115	SH		X	X		1115
SPDR Gold Trust	78463V107	47	435	SH	X				435
St Jude Medical Inc	790849103	7	200	SH	X				200
Energy Select Sector SPDR	81369Y506	9	165	SH	X				165
Sempra Energy 	816851109	206	3689	SH	X				3689
Sempra Energy 	816851109	65	1160	SH		X	X				1160
Sigma Aldrich Corp	826552101	25	500	SH	X				500
A O Smith Corp	831865209	114	2630	SH	X				2630
Southern Co 	842587107	205	6166	SH	X				6166
Sysco Corp	871829107	14	500	SH	X				500
TCF Financial Corp	872275102	142	10400	SH	 	X	X		 		10400
Target Corp 	87612E106	19	400	SH	X				400
Target Corp 	87612E106	5	100	SH		X	X		100
Teva Pharmaceutical Inds Ltd Adr	881624209	220	3915	SH	X				3915
Textron Inc 	883203101	4	210	SH	 	X	X		 		210
3M Co	88579Y101	116	1400	SH	X				1400
Toll Brothers Inc	889478103	62	3300	SH	X				3300
Travelers Cos Inc	89417E109	77	1540	SH	X				1540
US Bancorp	902973304	17	766	SH	X				766
Union Pacific Corp	907818108	286	4480	SH	X				4480
United Technologies Corp 	913017109	257	3697	SH	X				3697
Vanguard Materials ETF	92204A801	6	90	SH	X				90
Vectren Corp 	92240G101	138	5600	SH 	X				5600
Vanguard Small-Cap Vipers	922908751	40	700	SH		X	X		700
Vanguard Total Stock Market Vipers	922908769	96	1696	SH	X				1696
Verizon Communications Com	92343V104	173	5210	SH	X				5210
Wal Mart Stores Inc	931142103	87	1628	SH	X				1628
Walgreen Co 	931422109	64	1756	SH	X				1756
Wells Fargo & Co	949746101	2978	110336	SH	X				110336
Wells Fargo & Co	949746101	91	3382	SH	 	X	X		3382
Weyerhaeuser Co 	962166104	16	370	SH	X				370
Williams Companies Inc	969457100	5	250	SH	X				250
Windstream Corp	97381W104	33	3000	SH	X				3000
Xcel Energy Inc Com	98389B100	229	10800	SH	X				10800
Zimmer Holdings Inc 	626020010	6	100	SH		X	X		100
Daimler Ag	D1668R123	13	249	SH	 	X	X		 		249
Accenture LTD	G1150G111	33	790	SH	X				790
Garmin Corporation	G37260109	52	1690	SH	X				1690
Ingersoll-Rand PLC	G47791101	36	1000	SH 	X				1000
CNH Global NV	N20935206	35	1400	SH		X	X				1400
		28214